Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of Accounts Receivable, Net

	December 31, 2024		December 31, 2023
Trade accounts receivable	Ps.	37,972	Ps.	34,047
The Coca-Cola Company (see Note 15)		491		378
Loans to employees		119		114
Heineken Group		268		352
Others		7,321		6,507
		46,171		41,398
Allowance for expected credit losses		(2,979)		(2,535)
	Ps.	43,192	Ps.	38,863
Aging of accounts receivable (days current or outstanding)

	December 31, 2024		December 31, 2023
Current	Ps.	30,045	Ps.	25,424
0‑30 days		7,605		9,892
31‑60 days		1,343		1,398
61‑90 days		683		835
91‑120 days		393		1,017
120+ days		6,102		2,832
Total	Ps.	46,171	Ps.	41,398
7.2 Changes in the allowance for expected credit losses

	2024		2023		2022
Balance at the beginning of the period	Ps.	2,535	Ps.	2,238	Ps.	1,951
Allowance for the period		1,176		1,367		1,060
Additions (write-offs) of uncollectible accounts		(831)		(557)		(945)
Addition from business combinations		69		3		166
Effects of changes in foreign exchange rates		99		(26)		6
Disposal of businesses		(69)		(490)		—
Balance at the end of the period	Ps.	2,979	Ps.	2,535	Ps.	2,238

Disclosure of Changes in Allowance for Expected Credit Losses

	December 31, 2024		December 31, 2023
Trade accounts receivable	Ps.	37,972	Ps.	34,047
The Coca-Cola Company (see Note 15)		491		378
Loans to employees		119		114
Heineken Group		268		352
Others		7,321		6,507
		46,171		41,398
Allowance for expected credit losses		(2,979)		(2,535)
	Ps.	43,192	Ps.	38,863
Aging of accounts receivable (days current or outstanding)

	December 31, 2024		December 31, 2023
Current	Ps.	30,045	Ps.	25,424
0‑30 days		7,605		9,892
31‑60 days		1,343		1,398
61‑90 days		683		835
91‑120 days		393		1,017
120+ days		6,102		2,832
Total	Ps.	46,171	Ps.	41,398
7.2 Changes in the allowance for expected credit losses

	2024		2023		2022
Balance at the beginning of the period	Ps.	2,535	Ps.	2,238	Ps.	1,951
Allowance for the period		1,176		1,367		1,060
Additions (write-offs) of uncollectible accounts		(831)		(557)		(945)
Addition from business combinations		69		3		166
Effects of changes in foreign exchange rates		99		(26)		6
Disposal of businesses		(69)		(490)		—
Balance at the end of the period	Ps.	2,979	Ps.	2,535	Ps.	2,238